Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 150,273	$ 150,273
Less: accumulated depreciation	(96,724)	(27,172)
Total property, plant and equipment, net	53,549	123,101
Fixture, Furniture and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	63,101	63,101
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 87,172	$ 87,172